SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2018
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

12.   SHORT-TERM BANK LOANS

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	580,000	740,000	107,628
Short-term bank loans pledged by deposits	636,384	1,042,900	151,684
	1,216,384	1,782,900	259,312

Short-term bank loans consisted of several bank loans denominated in RMB.

The total deposits in restricted cash pledged for short-term loans was RMB1,502,866 and RMB1,166,744 (US$169,696) as of December 31, 2017 and 2018, respectively.

The weighted average interest rate for the outstanding borrowings as of December 31, 2017 and 2018, was approximately 4.32% and 4.80%, respectively.